Share-based payments - Schedule of Movements in RSUs (Details) - RSUs	6 Months Ended
Jun. 30, 2026 shares $ / shares
RSUs
Beginning Outstanding (in shares) | shares	1,756,072
New grants during the year (in shares) | shares	2,962,434
Forfeited during the year (in shares) | shares	(280,032)
Vested during the year (in shares) | shares	(1,098,365)
Ending Outstanding (in shares) | shares	3,340,109
Weighted Average Fair Value
Beginning Outstanding (in dollars per share) | $ / shares	$ 8.65
New grants during the year (in dollars per share) | $ / shares	4.15
Forfeited during the year (in dollars per share) | $ / shares	9.46
Vested during the year (in dollars per share) | $ / shares	6.39
Ending Outstanding (in dollars per share) | $ / shares	$ 5.33